Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Change in accounting principle	[3]	Total U.S. Bancorp Shareholders’ Equity	Total U.S. Bancorp Shareholders’ Equity Change in accounting principle	[3]	Common Stock	Preferred Stock	Capital Surplus	Retained Earnings	Retained Earnings Change in accounting principle	[3]	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests
Beginning Balance (in shares) at Dec. 31, 2021								1,484
Beginning Balance at Dec. 31, 2021		$ 55,387			$ 54,918			$ 21	$ 6,371	$ 8,539	$ 69,201			$ (27,271)	$ (1,943)	$ 469
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		5,838			5,825						5,825					13
Other comprehensive income (loss)		(9,464)			(9,464)										(9,464)
Preferred stock dividends	[1]	(296)			(296)						(296)
Common stock dividends		(2,829)			(2,829)						(2,829)
Issuance of preferred stock		437			437				437
Issuance of common and treasury stock (in shares)								48
Issuance of common and treasury stock		$ 2,039			2,039					(32)				2,071
Purchase of treasury stock (in shares)		(1)						(1)
Purchase of treasury stock		$ (69)			(69)									(69)
Distributions to noncontrolling interests		(13)														(13)
Net other changes in noncontrolling interests		(3)														(3)
Stock option and restricted stock grants		205			205					205
Ending Balance (in shares) at Dec. 31, 2022								1,531
Ending Balance at Dec. 31, 2022		51,232			50,766			$ 21	6,808	8,712	71,901			(25,269)	(11,407)	466
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		5,458			5,429						5,429					29
Other comprehensive income (loss)		1,311			1,311										1,311
Preferred stock dividends	[2]	(350)			(350)						(350)
Common stock dividends		(3,000)			(3,000)						(3,000)
Issuance of common and treasury stock (in shares)								28
Issuance of common and treasury stock		$ 941			941					(264)				1,205
Purchase of treasury stock (in shares)		(1)						(1)
Purchase of treasury stock		$ (62)			(62)									(62)
Distributions to noncontrolling interests		(29)														(29)
Net other changes in noncontrolling interests		(1)														(1)
Stock option and restricted stock grants		225			225					225
Ending Balance (in shares) at Dec. 31, 2023								1,558
Ending Balance at Dec. 31, 2023		$ 55,771	$ 46		55,306	$ 46		$ 21	6,808	8,673	74,026	$ 46		(24,126)	(10,096)	465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]		Accounting Standards Update 2022-02 [Member]
Net income (loss)		$ 6,329			6,299						6,299					30
Other comprehensive income (loss)		332			332										332
Preferred stock dividends	[4]	(352)			(352)						(352)
Common stock dividends		(3,110)			(3,110)						(3,110)
Issuance of common and treasury stock (in shares)								6
Issuance of common and treasury stock		$ 35			35					(199)				234
Purchase of treasury stock (in shares)		(4)						(4)
Purchase of treasury stock		$ (173)			(173)									(173)
Distributions to noncontrolling interests		(30)														(30)
Net other changes in noncontrolling interests		(3)														(3)
Stock option and restricted stock grants		$ 241			241					241
Ending Balance (in shares) at Dec. 31, 2024		1,600						1,560
Ending Balance at Dec. 31, 2024		$ 59,040			$ 58,578			$ 21	$ 6,808	$ 8,715	$ 76,863			$ (24,065)	$ (9,764)	$ 462

[1]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $3,965.458, $962.487, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,050.00, respectively.
[2]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N, and Series O Non-Cumulative Perpetual Preferred Stock of $6,439.904, $1,503.518, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.
[3]	Effective January 1, 2023, the Company adopted accounting guidance which removed the separate recognition and measurement of troubled debt restructurings. Upon adoption, the Company reduced its allowance for credit losses and increased retained earnings net of deferred taxes through a cumulative-effect adjustment
[4]	Reflects dividends declared per share on the Company’s Series A, Series B, Series J, Series K, Series L, Series M, Series N and Series O Non-Cumulative Perpetual Preferred Stock of $6,537.806, $1,527.702, $1,325.00, $1,375.00, $937.50, $1,000.00, $925.00, and $1,125.00, respectively.